Accounting Policies (Details)		12 Months Ended
	Jun. 10, 2024	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Operator of joint operation, percent of lease assets and liabilities recognized		100.00%
Stock split conversion ratio	2
Performance Share Units
Disclosure of detailed information about property, plant and equipment [line items]
Vesting term (in years)		3 years
Bottom of range | Midstream and Refining
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)		5 years
Top of range | Midstream and Refining
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)		30 years
Other equipment | Bottom of range | Oil Sands Mining and Upgrading
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)		2 years
Other equipment | Top of range | Oil Sands Mining and Upgrading
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)		20 years